Capitalized Development Cost and Other Long-Term Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Capitalized Development Cost and Other Long-Term Assets (Details) [Line Items]
Security deposits	$ 1,000	$ 1,000
Purchase agreement		483
United States [Member]
Capitalized Development Cost and Other Long-Term Assets (Details) [Line Items]
Capitalized development cost	2,100	2,100
Europe [Member]
Capitalized Development Cost and Other Long-Term Assets (Details) [Line Items]
Capitalized development cost	$ 4,300	$ 4,100